Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Severance pay liability	$ 240,414	$ 216,946
Deposit with insurance companies	185,836	170,816
Severance expenses	$ 34,165	$ 31,086	$ 27,490